RELATED PARTY TRANSACTIONS, Related Party Loans (Details) - Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] - Working Capital Loans [Member] - USD ($)
3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Conversion price (in dollars per share)	$ 1.00
Notes Payable, Related Parties, Current	$ 0	$ 0
Maximum [Member]
Related Party Transactions [Abstract]
Loans that can be converted into Warrants at lenders' discretion	$ 1,500,000